Loans, Financings and Debentures - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 05, 2017	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Percentage of hedge transaction cost	150.50%
Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Eurobond issued		$ 1,000
Interest rate		9.25%
Maturity		2024